SHAREHOLDERS’ EQUITY	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

13. SHAREHOLDERS’ EQUITY

(a)	Ordinary shares

The Company was incorporated on January 31, 2024 in the BVI with the authorized share capital of 500,000,000 ordinary shares, comprising 450,000,000 Class A ordinary shares, each entitled to one (1) vote and 50,000,000 Class B ordinary shares, each entitled to twenty (20) votes, with a par value of US$0.0001.

On February 7, 2024, Click Holdings issued 400,000 ordinary shares to certain investors for a total consideration of HKD4,000,287.

In August 2024, in connection with the planned IPO, the Company completed a reorganization of its corporate structure, resulting in a total of 13,500,000 ordinary shares outstanding.

On October 9, 2024, the Company completed its IPO, issuing 1,400,000 ordinary shares at US$4.00 per share, raising gross proceeds of US$5,600,000 (equivalent to approximately HKD43,680,000) before offering expenses of approximately HKD5,385,000.

On March 19, 2025, the Company issued 2,980,000 ordinary shares, valued at HKD5,973,708 (US$765,860), as part of the consideration for the acquisition of Top Spin.

On April 3, 2025, the Company issued 13,800,000 ordinary shares at US$0.60 per share, raising gross proceeds of US$8,280,000 (equivalent to approximately HKD64,584,000) for general working capital before offering expenses of approximately HKD6,610,000.

On May 30, 2025, the Company issued 2,682,000 ordinary shares to employees at the market price of US$0.532 per share under the 2025 Equity Incentive Plan, recognized as stock compensation expense of HKD11,129,227 (US$1,426,824).

As of June 30, 2025, a total of 34,362,000 ordinary shares, comprising 24,551,000 Class A ordinary shares and 9,811,000 Class B ordinary shares, were issued and outstanding.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. SHAREHOLDERS’ EQUITY (cont.)

(b)	Dividend

During the year ended December 31, 2023, JFY Corporate declared a dividend of HKD2,500,000 to its then shareholder, Mr. Chan. The dividend was declared and used to offset amount due from/to related parties. No dividend was declared during the six months ended June 30, 2024 and the year ended June 30, 2025.